Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 725,258		¥ 541,926
Accumulated amortization	(399,313)		(427,816)
Accumulated impairment	(107,386)		(105,680)
Net carrying value, finite-lived	218,559	$ 30,783	8,430
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	144,751		188,174
Accumulated amortization	(95,886)		(139,536)
Accumulated impairment	(48,839)		(47,910)
Net carrying value, finite-lived	26	4	728
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	363,466		155,056
Accumulated amortization	(142,720)		(130,822)
Accumulated impairment	(18,367)		(18,244)
Net carrying value, finite-lived	202,379	28,504	5,990
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	77,919		76,621
Accumulated amortization	(42,860)		(42,146)
Accumulated impairment	(35,059)		(34,475)
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	49,954		49,237
Accumulated amortization	(47,077)		(46,408)
Accumulated impairment	(2,877)		(2,829)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	48,788		47,980
Accumulated amortization	(48,788)		(47,980)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	33,546		18,283
Accumulated amortization	(15,499)		(14,788)
Accumulated impairment	(2,244)		(2,222)
Net carrying value, finite-lived	15,803	2,226	1,273
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	5,224		4,965
Accumulated amortization	(4,873)		(4,526)
Net carrying value, finite-lived	351	$ 49	439
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)